Subsequent Event (Details) (SWS, USD $)	Jun. 30, 2014	Mar. 31, 2014 Subsequent event	Jan. 09, 2014 Subsequent event
Subsequent event
Acquisition price (in dollars per share)	$ 7.25	$ 7.88	$ 7.00
Consideration in cash (as a percent)			50.00%
Consideration in common stock (as a percent)			50.00%